Portfolio of Investments	June 30, 2024 (Unaudited)

Anydrus Advantage ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	1.0
Consumer Discretionary	1.1
Consumer Staples	1.7
Energy	2.6
Exchange-Traded Funds	68.3
Financials	3.6
Health Care	6.8
Industrials	3.5
Information Technology	6.0
Materials	2.6
Utilities	2.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 31.6%
Communication Services — 1.0%
3,401	NetEase, Inc., ADR	325,068

Consumer Discretionary — 1.1%
1,865	Amazon.com, Inc.(a)	360,411

Consumer Staples — 1.7%
4,455	Mondelez International, Inc., Class A	291,535
1,760	PepsiCo, Inc.	290,277
		581,812

Energy — 2.6%
1,925	Chevron Corp.	301,108
2,365	EOG Resources, Inc.	297,683
19,631	Petroleo Brasileiro SA, ADR	284,453
		883,244

Financials — 3.6%
1,320	American Express Co.	305,646
1,650	JPMorgan Chase & Co.	333,730
715	Mastercard, Inc., Class A	315,429
15,546	XP, Inc.	273,454
		1,228,259

Health Care — 6.7%
1,045	Amgen, Inc.	326,510
605	Elevance Health, Inc.	327,825
825	Intuitive Surgical, Inc.(a)	367,001
330	Regeneron Pharmaceuticals, Inc.(a)	346,840
550	Thermo Fisher Scientific, Inc.	304,150
1,626	Universal Health Services, Inc., Class B	300,696
770	Vertex Pharmaceuticals, Inc.(a)	360,915
		2,333,937

Industrials — 3.5%
1,705	Boeing Co. (The)(a)	310,327
935	Eaton Corp. PLC	293,169

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Anydrus Advantage ETF

Shares		Fair Value ($)

Industrials — 3.5% (continued)
11,330	Embraer SA, ADR(a)	292,314
8,635	Euroseas, Ltd.	301,448
		1,197,258

Information Technology — 6.0%
1,638	Apple, Inc.	344,996
1,485	Applied Materials, Inc.	350,445
10,010	Intel Corp.	310,010
775	Microsoft Corp.	346,386
440	Monolithic Power Systems, Inc.	361,539
1,210	NXP Semiconductors NV	325,599
		2,038,975

Materials — 2.6%
2,888	Albemarle Corp.	275,862
6,283	Freeport-McMoRan, Inc.	305,354
27,474	Vale SA, ADR	306,884
		888,100

Utilities — 2.8%
4,400	NextEra Energy, Inc.	311,564
4,235	Sempra	322,114
3,740	Vistra Corp.	321,565
		955,243
Total Common Stocks (Cost $10,984,717)		10,792,307

Exchange-Traded Funds — 67.9%
19,085	abrdn Physical Precious Metals Basket Shares ETF(a)	1,965,373
31,680	Cambria Foreign Shareholder Yield ETF	836,986
282,260	iShares iBonds Term Treasury ETF	6,230,890
177,863	iShares iBonds Term Treasury ETF	4,129,979
26,235	iShares International Small-Cap Equity Factor ETF	845,546
14,135	iShares MSCI Emerging Markets Small-Cap ETF	863,858
128,651	Vanguard Long-Term Treasury ETF	7,420,589
18,865	WisdomTree India Earnings Fund(a)	910,802
Total Exchange-Traded Funds (Cost $23,383,637)		23,204,023

Total Investments — 99.5% (Cost $34,368,354)		33,996,330
Other Assets in Excess of Liabilities — 0.5%		160,466
Net Assets — 100.0%		34,156,796

(a)	Non-income producing security.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

Portfolio of Investments	June 30, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	90.0
Financials	6.4
Preferred Stock	3.6
Purchased Options Contracts	0.0	(a)
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stock — 6.3%
Financials — 6.3%
241,506	AGNC Investment Corp.	2,303,967
Total Common Stock (Cost $2,487,412)		2,303,967

Exchange-Traded Funds — 88.3%
10,913	abrdn Physical Palladium Shares ETF(b)	972,239
114,073	Goose Hollow Enhanced Equity ETF(c)	2,914,725
47,258	Goose Hollow Multi-Strategy Income ETF(c)	1,208,387
93,148	GraniteShares Platinum Trust(b)	900,620
22,056	Invesco CurrencyShares Japanese Yen Trust(b)	1,268,771
101,276	iShares China Large-Cap ETF	2,632,163
107,007	iShares MSCI Hong Kong ETF	1,637,207
35,859	iShares MSCI South Africa ETF	1,553,412
35,177	iShares MSCI Thailand ETF	1,908,704
72,149	iShares Treasury Floating Rate Bond ETF	3,655,068
42,642	KraneShares CSI China Internet ETF	1,152,187
32,777	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	2,461,225
11,032	SPDR Bloomberg 1-3 Month T-Bill ETF	1,012,517
77,946	Vanguard Long-Term Treasury ETF	4,495,926
88,256	WisdomTree Floating Rate Treasury Fund	4,440,160
Total Exchange-Traded Funds (Cost $32,551,955)		32,213,311

Purchased Options Contracts — 0.0%(a)(d)
Total Purchased Options Contracts (Cost $40,588)		10,100

Preferred Stock — 3.5%
251,296	Federal National Mortgage Association	1,289,148
Total Preferred Stock (Cost $859,566)		1,289,148

Total Investments — 98.1% (Cost $35,939,521)		35,816,526
Other Assets in Excess of Liabilities — 1.9%		682,674
Net Assets — 100.0%		36,499,200

(a) Represents less than 0.05%.

(b) Non-income producing security.

(c) Affiliated security.

(d) See Portfolio of Purchased Options Contracts.

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

PIMCO — Pacific Investment Management Company

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Goose Hollow Tactical Allocation ETF

Written Options Contacts
Exchange-traded options contracts written as of June 30, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(e)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Vaneck Semiconductor ETF Options	Put	100	1,550	31,467	155.00	12/20/24	(7,750)
(Total Premiums Received $31,467)							(7,750)

Portfolio of Purchased Options Contracts

Exchange-traded options contracts purchased as of June 30, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(e)		Strike Price ($)	Expiration Date	Value ($)
Vaneck Semiconductor ETF Options	Put	50		875	175.00	12/20/24	7,250
Vaneck Semiconductor ETF Options	Put	50		725	145.00	12/20/24	2,850
(Total Cost $40,588) - 0.0%(a)							10,100

(e)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2024 (Unaudited)

Goose Hollow Enhanced Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Consumer Discretionary	4.0
Exchange-Traded Funds	87.5
Financials	5.3
Materials	2.9
Purchased Options Contracts	0.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 11.5%
Consumer Discretionary — 3.7%
1,000	BYD Co., Ltd., ADR	59,080
4,500	VF Corp.	60,750
		119,830

Financials — 5.1%
12,590	Itau Unibanco Holding SA, ADR	73,526
7,345	Standard Bank Group, Ltd., ADR	86,157
		159,683

Materials — 2.7%
17,595	Impala Platinum Holdings, Ltd., ADR	87,271
Total Common Stocks (Cost $354,076)		366,784

Exchange-Traded Funds — 82.1%
3,590	iShares MSCI All Country Asia ex Japan ETF	258,408
3,847	iShares MSCI Finland ETF	134,980
5,000	iShares MSCI Malaysia ETF	112,300
6,915	iShares MSCI Norway ETF	169,003
5,805	iShares MSCI South Africa ETF	251,473
44,000	ProShares UltraPro Short QQQ	364,320
18,000	ProShares UltraShort MSCI Japan	193,307
20,000	Tradr Short Innovation Daily ETF	611,600
3,900	Vanguard Short-Term Treasury ETF	226,161
12,855	Xtrackers Harvest CSI 300 China A-Shares ETF	302,992
Total Exchange-Traded Funds (Cost $2,648,278)		2,624,544

Purchased Options Contracts — 0.2%(a)
Total Purchased Options Contracts (Cost $31,457)		7,690

Total Investments — 93.8% (Cost $3,033,811)		2,999,018
Other Assets in Excess of Liabilities — 6.2%		197,688
Net Assets — 100.0%		3,196,706

(a)	See Portfolio of Purchased Options Contracts.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Goose Hollow Enhanced Equity ETF

Written Options Contacts
Exchange-traded options contracts written as of June 30, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
Nio, Inc. Options	Call	100	200	4,031	20.00	1/17/25	(400)
Vaneck Semiconductor ETF Options	Put	60	870	7,010	145.00	9/20/24	(1,800)
(Total Premiums Received $11,041)							(2,200)

Portfolio of Purchased Options Contracts

Exchange-traded options contracts purchased as of June 30, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)		Strike Price ($)	Expiration Date	Value ($)
Nio, Inc. Options	Call	100		100	10.00	1/17/25	1,300
Vaneck Semiconductor ETF Options	Put	30		555	185.00	9/20/24	2,100
Vaneck Semiconductor ETF Options	Put	30		405	135.00	9/20/24	4,290
(Total Cost $31,457) - 0.2%							7,690

(b)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2024 (Unaudited)

Goose Hollow Multi-Strategy Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	13.5
Exchange-Traded Funds	76.1
Preferred Stocks	10.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed-End Funds — 13.3%
193,303	Aberdeen Asia-Pacific Income Fund, Inc.	518,052
160,612	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	732,390
89,012	Saba Capital Income & Opportunities Fund II(a)	694,294
Total Closed-End Funds (Cost $1,978,120)		1,944,736

Exchange-Traded Funds — 74.7%
60,676	Global X Variable Rate Preferred ETF	1,434,842
18,118	iShares Treasury Floating Rate Bond ETF	917,858
11,000	JPMorgan Ultra-Short Income ETF	555,170
57,861	SPDR FTSE International Government Inflation-Protected Bond ETF	2,228,227
31,614	Vanguard Mortgage-Backed Securities ETF	1,435,276
35,816	Vanguard Short-Term Treasury ETF	2,076,970
47,558	Vanguard Total International Bond ETF	2,314,647
Total Exchange-Traded Funds (Cost $11,134,696)		10,962,990

Preferred Stocks — 10.2%
13,332	AGNC Investment Corp.	321,702
10,978	AGNC Investment Corp.	285,318
10,956	Annaly Capital Management, Inc.	279,268
12,452	Rithm Capital Corp.	313,293
11,902	Rithm Capital Corp.	299,930
Total Preferred Stocks (Cost $1,444,303)		1,499,511

Total Investments — 98.2% (Cost $14,557,119)		14,407,237
Other Assets in Excess of Liabilities — 1.8%		263,250
Net Assets — 100.0%		14,670,487

(a)	Non-income producing security.

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2024 (Unaudited)

Mohr Growth ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	7.1
Consumer Discretionary	6.9
Consumer Staples	3.4
Financials	7.1
Health Care	10.1
Industrials	23.0
Information Technology	39.3
Utilities	3.1
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 97.5%
Communication Services — 6.9%
11,576	Alphabet, Inc., Class A	2,108,568
131,944	Snap, Inc., Class A(a)	2,191,590
		4,300,158

Consumer Discretionary — 6.7%
12,625	Garmin, Ltd.	2,056,865
19,008	TJX Cos, Inc. (The)	2,092,781
		4,149,646

Consumer Staples — 3.3%
2,430	Costco Wholesale Corp.	2,065,476

Financials — 7.0%
9,229	American Express Co.	2,136,975
201,253	Mitsubishi UFJ Financial Group, Inc., ADR	2,173,532
		4,310,507

Health Care — 9.8%
25,893	AstraZeneca PLC, ADR	2,019,395
14,379	Novo Nordisk A/S, ADR	2,052,458
5,988	Stryker Corp.	2,037,417
		6,109,270

Industrials — 22.4%
13,602	Booz Allen Hamilton Holding Corp.	2,093,348
4,967	Carlisle Cos., Inc.	2,012,678
9,013	HEICO Corp.	2,015,397
24,912	Howmet Aerospace, Inc.	1,933,918
14,643	Jacobs Solutions, Inc.	2,045,773
3,990	Watsco, Inc.	1,848,328
12,492	Westinghouse Air Brake Technologies Corp.	1,974,361
		13,923,803

Information Technology — 38.3%
8,995	Applied Materials, Inc.	2,122,730
5,236	Crowdstrike Holdings, Inc., Class A(a)	2,006,383
15,156	Dell Technologies, Inc., Class C	2,090,164
2,466	KLA Corp.	2,033,242
12,984	Micron Technology, Inc.	1,707,786

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Mohr Growth ETF

Shares		Fair Value ($)

Information Technology — 38.3% (continued)
15,031	NetApp, Inc.	1,935,993
13,836	NVIDIA Corp.	1,709,299
30,351	Pure Storage, Inc.(a)	1,948,838
8,869	QUALCOMM, Inc.	1,766,527
19,778	Seagate Technology Holdings PLC	2,042,474
13,510	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,348,173
10,429	Texas Instruments, Inc.	2,028,753
		23,740,362
Utilities — 3.1%
9,484	Constellation Energy Corp.	1,899,361
Total Common Stocks (Cost $59,332,934)		60,498,583

Total Investments — 97.5% (Cost $59,332,934)		60,498,583
Other Assets in Excess of Liabilities — 2.5%		1,564,010
Net Assets — 100.0%		62,062,593

(a) Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Portfolio of Investments	June 30, 2024 (Unaudited)

Mindful Conservative ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 97.9%
80,019	Goldman Sachs Access Treasury 0-1 Year ETF	8,008,302
42,093	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	1,925,755
32,844	iShares 0-3 Month Treasury Bond ETF	3,307,719
34,385	iShares 0-5 Year TIPS Bond ETF	3,420,964
45,071	iShares Broad USD Investment Grade Corporate Bond ETF	2,263,015
27,132	iShares Convertible Bond ETF	2,133,389
30,905	iShares Core Growth Allocation ETF	1,740,570
22,034	iShares Core U.S. Aggregate Bond ETF	2,138,840
38,284	iShares MSCI USA Min Vol Factor ETF	3,214,325
19,956	iShares TIPS Bond ETF	2,130,902
71,652	Schwab U.S. Large-Cap Value ETF	5,307,980
86,952	SPDR Bloomberg 1-10 Year TIPS ETF	1,606,873
58,619	SPDR Bloomberg 1-3 Month T-Bill ETF	5,380,052
114,469	SPDR SSgA Multi-Asset Real Return ETF	3,162,778
27,814	Vanguard Intermediate-Term Bond ETF	2,082,990
22,765	Vanguard Short-Term Bond ETF	1,746,075
57,332	WisdomTree Floating Rate Treasury Fund	2,884,373
Total Exchange-Traded Funds (Cost $52,094,973)		52,454,902

Total Investments — 97.9% (Cost $52,094,973)		52,454,902
Other Assets in Excess of Liabilities — 2.1%		1,142,902
Net Assets — 100.0%		53,597,804

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

SSgA — State Street Global Advisors

TIPS — Treasury Inflation-Protected Security

Portfolio of Investments	June 30, 2024 (Unaudited)

Adaptive Core ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	3.0
Consumer Discretionary	2.8
Consumer Staples	5.8
Exchange-Traded Funds	17.4
Financials	10.2
Health Care	11.0
Industrials	21.8
Information Technology	28.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Common Stocks — 80.2%
Communication Services — 2.9%
6,043	Alphabet, Inc., Class A	1,100,732

Consumer Discretionary — 2.7%
16,100	Chipotle Mexican Grill, Inc. (a)	1,008,665

Consumer Staples — 5.7%
1,164	Costco Wholesale Corp.	989,388
19,651	Kellanova	1,133,470
		2,122,858

Financials — 9.9%
5,221	Ares Management Corp., Class A	695,855
10,620	Brown & Brown, Inc.	949,534
7,718	Capital One Financial Corp.	1,068,557
27,041	Fifth Third Bancorp	986,726
		3,700,672

Health Care — 10.6%
1,157	Eli Lilly & Co.	1,047,524
2,362	Intuitive Surgical, Inc.(a)	1,050,736
1,605	Thermo Fisher Scientific, Inc.	887,565
5,719	Zoetis, Inc.	991,446
		3,977,271

Industrials — 21.2%
3,452	Eaton Corp. PLC	1,082,375
6,157	General Electric Co.	978,778
4,777	HEICO Corp.	1,068,185
9,847	Ingersoll Rand, Inc.	894,502
3,915	Quanta Services, Inc.	994,762
2,924	Trane Technologies PLC	961,791
3,559	Verisk Analytics, Inc.	959,328
6,171	Westinghouse Air Brake Technologies Corp.	975,327
		7,915,048

Information Technology — 27.2%
20,368	Amphenol Corp., Class A	1,372,192
3,119	Arista Networks, Inc.(a)	1,093,147
3,224	Cadence Design Systems, Inc.(a)	992,186
2,539	Crowdstrike Holdings, Inc., Class A(a)	972,920
959	Lam Research Corp.	1,021,191

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Adaptive Core ETF

Shares		Fair Value ($)

Information Technology — 27.2% (continued)
2,221	Microsoft Corp.	992,676
2,558	Motorola Solutions, Inc.	987,516
6,288	NVIDIA Corp.	776,820
1,272	ServiceNow, Inc.(a)	1,000,644
5,095	Zscaler, Inc.(a)	979,208
		10,188,500
Total Common Stocks (Cost $28,971,429)		30,013,746

Exchange-Traded Funds — 16.9%
16,766	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Quality ETF	1,065,312
23,195	Invesco Exchange-Traded Fund Trust-Invesco S&P 500 Top 50 ETF	1,061,171
2,779	iShares Russell 1000 Growth ETF	1,012,973
31,421	JPMorgan Ultra-Short Income ETF	1,585,818
17,375	SPDR Bloomberg 1-3 Month T-Bill ETF	1,594,678
Total Exchange-Traded Funds (Cost $6,019,766)		6,319,952

Total Investments — 97.1% (Cost $34,991,195)		36,333,698
Other Assets in Excess of Liabilities — 2.9%		1,096,505
Net Assets — 100.0%		37,430,203

(a) Non-income producing security.

ETF — Exchange-Traded Fund

PLC — Public Limited Company

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2024 (Unaudited)

Mohr Sector Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 98.0%
27,280	Industrial Select Sector SPDR Fund	3,324,614
23,918	Invesco S&P 500 Equal Weight ETF	3,929,249
13,233	iShares Russell 1000 ETF	3,937,347
61,953	Schwab U.S. Large-Cap ETF	3,980,480
14,781	SPDR S&P 500 ETF Trust	8,044,115
18,614	Technology Select Sector SPDR Fund	4,211,045
28,594	Vanguard Communication Services ETF	3,951,691
15,190	Vanguard Industrials ETF	3,572,992
31,748	Vanguard Large-Cap ETF	7,924,936
Total Exchange-Traded Funds (Cost $41,307,173)		42,876,469

Total Investments — 98.0% (Cost $41,307,173)		42,876,469
Other Assets in Excess of Liabilities — 2.0%		878,581
Net Assets — 100.0%		43,755,050

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2024 (Unaudited)

Mohr Industry Nav ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Exchange-Traded Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 98.1%
10,836	Invesco S&P 500 Equal Weight ETF	1,780,138
5,849	iShares Russell 1000 ETF	1,740,311
84,465	iShares U.S. Telecommunications ETF	1,834,580
29,250	Schwab U.S. Large-Cap ETF	1,879,313
6,987	SPDR S&P 500 ETF Trust	3,802,465
13,025	SPDR S&P Aerospace & Defense ETF	1,823,240
38,157	SPDR S&P Bank ETF	1,770,103
6,661	SPDR S&P Semiconductor ETF	1,648,464
Total Exchange-Traded Funds (Cost $15,797,960)		16,278,614

Total Investments — 98.1% (Cost $15,797,960)		16,278,614
Other Assets in Excess of Liabilities — 1.9%		313,803
Net Assets — 100.0%		16,592,417

ETF — Exchange-Traded Fund

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Portfolio of Investments	June 30, 2024 (Unaudited)

Rareview Dynamic Fixed Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	91.7
Exchange-Traded Funds	3.1
Financials	3.9
Purchased Options Contracts	1.3
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed-End Funds — 89.2%
939,666	Aberdeen Asia-Pacific Income Fund, Inc.	2,518,305
175,332	Allspring Income Opportunities	1,160,698
87,145	BlackRock Credit Allocation Income Trust	933,323
114,693	BlackRock Income Trust, Inc.	1,368,287
75,275	BlackRock Municipal Income Trust II	813,723
56	BlackRock MuniVest Fund, Inc.	402
30,195	BlackRock Taxable Municipal Bond Trust	493,688
124,013	First Trust Intermediate Duration Preferred & Income Fund	2,278,119
139,737	Franklin, Ltd. Duration Income Trust	885,933
57,113	Invesco Municipal Opportunity Trust	575,699
38,954	Invesco Municipal Trust	387,982
64,778	Invesco Quality Municipal Income Trust	642,598
9,835	Invesco Value Municipal Income Trust	121,364
497,464	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,268,436
112,059	Nuveen AMT-Free Municipal Credit Income Fund	1,396,255
67,577	Nuveen AMT-Free Quality Municipal Income Fund	774,432
109,949	Nuveen Municipal Credit Income Fund	1,357,870
344,590	Nuveen Preferred & Income Opportunities Fund	2,574,087
105,926	Nuveen Quality Municipal Income Fund	1,243,571
114,605	Nuveen Variable Rate Preferred & Income Fund	2,106,440
126,838	PGIM Global High Yield Fund, Inc.	1,506,835
38,592	PGIM High Yield Bond Fund, Inc.	497,065
57,835	PGIM Short Duration High Yield Opportunities Fund	886,611
83,485	PIMCO Dynamic Income Strategy Fund	1,860,046
313,314	Templeton Emerging Markets Income Fund	1,669,964
322,527	Western Asset Emerging Markets Debt Fund, Inc.	3,002,726
498,950	Western Asset High Income Opportunity Fund, Inc.	1,900,999
67,465	Western Asset Managed Municipals Fund, Inc.	698,263
Total Closed-End Funds (Cost $35,371,698)		35,923,721

Common Stock — 3.8%
Financials — 3.8%
79,773	Annaly Capital Management, Inc.	1,520,473
Total Common Stock (Cost $1,582,762)		1,520,473

Exchange-Traded Fund — 3.0%
15,944	PIMCO 25+ Year Zero Coupon U.S. Treasury Index ETF	1,197,235
Total Exchange-Traded Fund (Cost $1,198,341)		1,197,235

Purchased Options Contracts — 1.3%(a)
Total Purchased Options Contracts (Cost $599,310)		518,762

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Rareview Dynamic Fixed Income ETF

Fair Value ($)

Total Investments — 97.3% (Cost $38,752,111)	39,160,191
Other Assets in Excess of Liabilities — 2.7%	1,133,825
Net Assets — 100.0%	40,294,016

(a) See Portfolio of Purchased Options Contracts.

AMT — Alternative Minimum Tax

PIMCO — Pacific Investment Management Company

ETF  —  Exchange-Traded Fund

Written Options Contacts

Exchange-traded options on futures contracts written as of June 30, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)	Premiums Received ($)	Strike Price ($)	Expiration Date	Value ($)
1 Yr SOFR Midcurve	Call	1,766	428,255	394,065	97.00	12/13/24	(342,163)
(Total Premiums Received $394,065)							(342,163)

Portfolio of Purchased Options Contracts

Exchange-traded options on futures contracts purchased as of June 30, 2024 were as follows:

Description	Put/Call	Number of Contracts	Notional Amount (000)($)(b)		Strike Price ($)	Expiration Date	Value ($)
1Yr SOFR Midcurve	Call	1,766		427,151	96.75	12/13/24	518,762
(Total Cost $599,310) - 1.3%							518,762

(b)	Notional amount is expressed as the number of contracts multiplied by contract size multiplied by the strike price of the underlying asset.

Portfolio of Investments	June 30, 2024 (Unaudited)

Rareview Tax Advantaged Income ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Closed-End Funds	100.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Closed-End Funds — 98.8%
140,223	BlackRock Municipal Income Trust II	1,515,811
44,895	BlackRock Taxable Municipal Bond Trust	734,033
84,135	Invesco Municipal Opportunity Trust	848,081
166,783	Invesco Municipal Trust	1,661,159
169,923	Invesco Quality Municipal Income Trust	1,685,636
129,968	Invesco Value Municipal Income Trust	1,603,805
220,139	Nuveen AMT-Free Municipal Credit Income Fund	2,742,932
118,033	Nuveen AMT-Free Quality Municipal Income Fund	1,352,658
223,814	Nuveen Municipal Credit Income Fund	2,764,103
216,372	Nuveen Quality Municipal Income Fund	2,540,207
202,776	Western Asset Managed Municipals Fund, Inc.	2,098,732
Total Closed-End Funds (Cost $19,447,415)		19,547,157

Total Investments — 98.8% (Cost $19,447,415)		19,547,157
Other Assets in Excess of Liabilities — 1.2%		230,111
Net Assets — 100.0%		19,777,268

AMT — Alternative Minimum Tax

Portfolio of Investments	June 30, 2024 (Unaudited)

Rareview Systematic Equity ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Domestic Equity Exchange-Traded Funds	72.2
Developed Emerging Markets Exchange-Traded Funds	27.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Exchange-Traded Funds — 87.9%
15,308	Invesco QQQ Trust Series 1	7,334,216
102,843	SPDR Bloomberg 1-3 Month T-Bill ETF	9,438,931
184,903	Vanguard FTSE Developed Markets ETF	9,137,906
83,738	Vanguard FTSE Emerging Markets ETF	3,664,375
25,704	Vanguard S&P 500 ETF	12,855,341
16,955	Vanguard Small-Cap ETF	3,696,868
Total Exchange-Traded Funds (Cost $40,068,032)		46,127,637

Total Investments — 87.9% (Cost $40,068,032)		46,127,637
Other Assets in Excess of Liabilities — 12.1%		6,321,044
Net Assets — 100.0%		52,448,681

ETF — Exchange-Traded Fund

FTSE — Financial Times Stock Exchange

S&P — Standard and Poor’s

SPDR — Standard & Poor’s Depositary Receipts

Futures Contracts

At June 30, 2024, the Fund’s open futures contracts were as follows:

Futures Contracts Purchased

Description	Number of Contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 E-mini Future	42	9/20/24	11,556,395	11,595,150	38,755
NASDAQ 100 E-mini Future	17	9/20/24	6,783,228	6,775,265	(7,963)
Mini MSCI Emerging Markets Index Future	61	9/20/24	3,301,495	3,319,010	17,515
Mini MSCI EAFE Index Future	71	9/20/24	8,292,400	8,318,360	25,960
E-mini Russell 2000	33	9/20/24	3,348,500	3,407,250	58,750
					133,017

Portfolio of Investments	June 30, 2024 (Unaudited)

Rareview Total Return Bond ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Asset-Backed Securities	2.2
Collateralized Mortgage Obligations	7.2
Corporate Bonds	28.7
Exchange-Traded Funds	7.6
Municipal Bonds	0.9
Preferred Stock	0.2
Treasury Bill	7.4
Treasury Notes	13.0
U.S. Government Agency Mortgages	31.2
Yankee Dollars	1.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments
Shares		Fair Value ($)

Asset-Backed Securities — 2.2%
100,000	Dell Equipment Finance Trust, Class A3, 5.93%, 04/23/2029	100,714
100,000	Ford Credit Auto Owner Trust, Class A3, 5.09%, 12/15/2028	99,824
75,000	MetroNet Infrastructure Issuer LLC, Class A2, 6.56%, 04/20/2053	76,662
165,000	Verizon Master Trust, Class A1A, 5.34%, 04/22/2030	166,443
Total Asset-Backed Securities (Cost $443,127)		443,643

Collateralized Mortgage Obligations — 7.1%
259,686	BBCMS Mortgage Trust, Class A1, 5.23%, 02/15/2057	257,273
100,000	Benchmark Mortgage Trust, Class AS, 6.38%, 03/15/2029	102,615
127,000	Benchmark Mortgage Trust, Class A3, 6.23%, 05/15/2056	131,145
100,000	CCUBS Commercial Mortgage Trust, Class A3, 3.28%, 11/15/2050	94,072
135,000	CSAIL Commercial Mortgage Trust, Class A4, 4.42%, 11/15/2051	129,261
100,000	Federal Home Loan Mortgage Corporation, Class A2, 2.41%, 08/25/2029	89,888
77,554	Flagstar Mortgage Trust, Class A5, 2.50%, 06/01/2051	66,413
100,000	JPMBB Commercial Mortgage Securities Trust, Class A5, 3.67%, 11/15/2047	98,763
100,000	MED Commercial Mortgage Trust, Class A, 6.92%, 05/15/2041	99,376
92,575	Mello Mortgage Capital Acceptance, Class A4, 2.50%, 08/25/2051	79,652
100,000	Morgan Stanley Capital I Trust, Class A4, 4.07%, 03/15/2052	93,913
75,211	PRMI Securitization Trust, Class A3B, 2.00%, 04/25/2051	63,025
97,685	Wells Fargo Mortgage Backed Securities Trust, Class A3, 2.50%, 06/25/2051	84,108
82,350	Wells Fargo Mortgage Backed Securities Trust, Class A4, 3.00%, 03/25/2052	72,138
Total Collateralized Mortgage Obligations (Cost $1,466,580)		1,461,642

Corporate Bonds — 28.6%
227,000	Appalachian Power Co., 5.65%, 04/01/2034	224,755
55,000	AthenaHealth Group, Inc., 6.50%, 02/15/2030	50,638
221,000	Bank of America Corp., 5.47%, 01/23/2035	220,776
223,000	Boeing Co. (The), 6.13%, 02/15/2033	222,097
54,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 03/01/2031	53,245
222,000	Celanese US Holdings LLC, 6.38%, 07/15/2032	228,124
230,000	Citigroup, Inc., 3.89%, 01/10/2028	222,015
225,000	Dell International LLC/EMC Corp., 5.40%, 04/15/2034	222,634
224,000	Eastman Chemical Co., 5.63%, 02/20/2034	222,621
224,000	EQT Corp., 5.75%, 02/01/2034	222,034
223,000	General Motors Financial Co., Inc., 6.10%, 01/07/2034	225,412
243,000	Goldman Sachs Group, Inc. (The), 4.41%, 04/23/2039	214,871
256,000	GXO Logistics, Inc., 2.65%, 07/15/2031	207,583
224,000	HCA, Inc., 5.60%, 04/01/2034	222,650
221,000	Interstate Power and Light Co., 5.70%, 10/15/2033	223,484

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Rareview Total Return Bond ETF

Shares		Fair Value ($)

Corporate Bonds — 28.6% (continued)
229,000	JPMorgan Chase & Co., 4.49%, 03/24/2031	220,579
226,000	Morgan Stanley, 5.12%, 02/01/2029	225,106
52,000	Newell Brands, Inc., 5.70%, 04/01/2026	51,361
221,000	Ovintiv, Inc., 6.25%, 07/15/2033	227,802
217,000	Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	229,849
53,000	Permian Resources Operating LLC, 7.00%, 01/15/2032	54,445
220,000	Philip Morris International, Inc., 5.63%, 11/17/2029	224,700
239,000	Pilgrim’s Pride Corp., 4.25%, 04/15/2031	217,522
54,000	Post Holdings, Inc., 5.50%, 12/15/2029	52,105
225,000	Radian Group, Inc., 6.20%, 05/15/2029	227,216
53,000	Southwestern Energy Co., 5.38%, 03/15/2030	51,202
227,000	State Street Corp., 5.16%, 05/18/2034	224,334
49,000	TEGNA, Inc., 5.00%, 09/15/2029	43,268
48,000	Tenet Healthcare Corp., 5.13%, 11/01/2027	46,974
224,000	Tyson Foods, Inc., 5.70%, 03/15/2034	223,135
225,000	U.S. Bancorp, 5.68%, 01/23/2035	225,863
53,000	Uber Technologies, Inc., 8.00%, 11/01/2026	53,460
54,000	Univision Communications, Inc., 6.63%, 06/01/2027	51,696
230,000	Wells Fargo & Co., 4.48%, 04/04/2031	220,201
Total Corporate Bonds (Cost $5,893,199)		5,853,757

Exchange-Traded Funds — 7.6%
18,733	First Trust Emerging Markets Local Currency Bond ETF	508,976
44,856	Rareview Dynamic Fixed Income ETF(a)	1,041,071
Total Exchange-Traded Funds (Cost $1,537,612)		1,550,047

Municipal Bonds — 0.9%
55,000	California Municipal Finance Authority (COP), 6.77%, 11/01/2032	57,981
20,000	City of Dallas TX (GO), 5.61%, 02/15/2030	20,416
55,000	County of Miami-Dade FL Transit System (RB), 5.53%, 07/01/2032	55,710
42,353	State of Illinois (GO), 5.10%, 06/01/2033	41,557
Total Municipal Bonds (Cost $177,982)		175,664

Preferred Stock — 0.2%
1,774	Rithm Capital Corp.	41,068
Total Preferred Stock (Cost $41,877)		41,068

Treasury Bill — 7.3%
1,513,000	United States Treasury Bill, 5.19%, 9/5/2024	1,498,523
Total Treasury Bill (Cost $1,498,479)		1,498,523

Treasury Notes — 12.9%
567,000	United States Treasury Note/Bond, 4.50%, 03/31/2026	564,032
268,000	United States Treasury Note/Bond, 4.25%, 03/15/2027	265,854
715,000	United States Treasury Note/Bond, 4.13%, 03/31/2029	707,710
360,000	United States Treasury Note/Bond, 4.13%, 03/31/2031	355,261
529,000	United States Treasury Note/Bond, 4.00%, 02/15/2034	513,461
253,000	United States Treasury Note/Bond, 4.25%, 02/15/2054	240,903
Total Treasury Notes (Cost $2,651,801)		2,647,221

U.S. Government Agency Mortgages — 31.1%
75,000	Federal Farm Credit Banks Funding Corp., 6.28%, 05/24/2044	74,967
105,000	Federal Home Loan Banks, 5.15%, 11/26/2027	105,037
39,000	Federal Home Loan Mortgage Corp., 5.25%, 05/23/2029	38,974
179,917	Federal Home Loan Mortgage Corporation, 3.00%, 02/01/2050	157,775
379,044	Federal Home Loan Mortgage Corporation, 2.50%, 10/01/2051	309,648
512,588	Federal Home Loan Mortgage Corporation, 2.50%, 04/01/2052	420,153
453,968	Federal Home Loan Mortgage Corporation, 2.50%, 05/01/2052	376,749

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

Rareview Total Return Bond ETF

Shares		Fair Value ($)

U.S. Government Agency Mortgages — 31.1% (continued)
826,493	Federal Home Loan Mortgage Corporation, 3.00%, 05/01/2052	703,819
429,617	Federal Home Loan Mortgage Corporation, 3.00%, 05/01/2052	365,849
268,515	Federal Home Loan Mortgage Corporation, 3.00%, 06/01/2052	228,660
260,073	Federal Home Loan Mortgage Corporation, 4.00%, 08/01/2052	238,050
387,292	Federal Home Loan Mortgage Corporation, 3.00%, 09/01/2052	329,507
402,797	Federal Home Loan Mortgage Corporation, 2.50%, 10/01/2052	329,134
93,983	Federal National Mortgage Association, 3.03%, 12/01/2025	91,015
128,437	Federal National Mortgage Association, 3.00%, 04/01/2052	110,090
489,196	Federal National Mortgage Association, 2.50%, 04/01/2052	400,044
466,997	Federal National Mortgage Association, 2.50%, 06/01/2052	382,267
92,178	Federal National Mortgage Association, 4.00%, 06/01/2052	84,413
1,159,000	Federal National Mortgage Association, 5.00%, 07/25/2054	1,120,066
537,000	Federal National Mortgage Association, 4.50%, 07/25/2054	506,227
Total U.S. Government Agency Mortgages (Cost $6,442,482)		6,372,444

Yankee Dollars — 1.6%
217,000	ArcelorMittal SA, 6.80%, 11/29/2032	228,601
85,000	HSBC Holdings PLC, 7.39%, 11/03/2028	89,889
Total Yankee Dollars (Cost $322,334)		318,490

Total Investments — 99.5% (Cost $20,475,473)		20,362,499
Other Assets in Excess of Liabilities — 0.5%		112,108
Net Assets — 100.0%		20,474,607

(a)	Affiliated security.

ADR — American Depositary Receipt

COP — Certificate of Participation

ETF — Exchange-Traded Fund

GO — General Obligation

PLC — Public Limited Company

RB — Revenue Bond

Portfolio of Investments	June 30, 2024 (Unaudited)

The SPAC and New Issue ETF

Portfolio of Investments Summary Table	Percentage of Total Investments (%)
Communication Services	0.1
Consumer Discretionary	0.0	(a)
Exchange-Traded Funds	8.0
Financials	90.2
Health Care	0.1
Industrials	0.0	(a)
Private Investments	1.1
Rights	0.1
Warrants	0.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of June 30, 2024, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares/Units		Fair Value ($)

Common Stocks — 85.5%
Communication Services — 0.1%
6,902	TruGolf Holdings, Inc., Class A(b)	7,868

Consumer Discretionary — 0.0%(a)
2,813	Allego NV(b)	4,726
2,111	ECD Automotive Design, Inc.(b)	2,554
		7,280

Financials — 85.3%
54,069	A SPAC II Acquisition Corp.(b)	603,951
74,315	Acropolis Infrastructure Escrow(b)	—
50,000	Bannix Acquisition Corp.(b)	550,000
30,000	Bleuacacia, Ltd., Class A(b)	321,000
30,000	Colombier Acquisition Corp. II, Class A(b)	308,250
50,000	ESH Acquisition Corp., Class A(b)	521,500
30,000	Focus Impact BH3 Acquisition Co.(b)	319,500
150,000	Fortune Rise Acquisition Corp.(b)	1,687,500
30,000	FTAC Emerald Acquisition Corp., Class A(b)	321,900
30,000	Generation Asia I Acquisition, Ltd.(b)	337,500
100,000	Haymaker Acquisition Corp. 4(b)	1,051,001
40,000	Healthcare AI Acquisition Corp., Class A(b)	448,000
30,000	Hennessy Capital Investment Corp. VI, Class A(b)	316,500
50,000	IB Acquisition Corp.(b)	498,750
35,000	Israel Acquisitions Corp., Class A(b)	385,700
4,500	Keen Vision Acquisition Corp.(b)	47,070
40,000	Metal Sky Star Acquisition Corp.(b)	452,400
30,000	Onyx Acquisition Co. I, Class A(b)	336,900
30,000	Roth CH Acquisition V Co.(b)	330,000
40,000	SilverBox Corp. III, Class A(b)	424,000
15,000	Spark I Acquisition Corp.(b)	156,450
60,000	Spree Acquisition Corp. 1, Ltd.(b)(c)(d)	668,400
		10,086,272

Health Care — 0.1%
4,000	DIH Holdings U.S., Inc.(b)	10,680

Industrials — 0.0%(a)
1,052	Zooz Power, Ltd.(b)	2,367

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units		Fair Value ($)

Total Common Stocks (Cost $9,890,883)		10,114,467

Exchange-Traded Fund — 7.6%
18,000	U.S. Treasury 3 Month Bill ETF	900,360
Total Exchange-Traded Fund (Cost $897,552)		900,360

Private Investments — 1.1%
59,668	Clean Energy Special Situations Corp. - Founder Shares(b)(c)(d)	93,977
19,889	Clean Energy Special Situations Corp. - Private Placement Units(b)(c)(d)(e)	31,325
33,750	Silver Spike Sponsor II LLC (b)(c)(d)	—
Total Private Investments (Cost $198,894)		125,302

Rights — 0.1%
32,020	A SPAC II Acquisition Corp., 01/02/2026(b)	2,081
11,386	Clean Energy Special Situations Corp., 01/01/2025(b)	—
35,000	ESH Acquisition Corp., 12/31/2024(b)	3,850
42,948	International Media Acquisition Corp.(b)	1,503
26,370	NorthView Acquisition Corp., 12/31/2026(b)	2,698
Total Rights (Cost $618)		10,132

Warrants — 0.4%
16,010	A SPAC II Acquisition Corp., 05/03/2027(b)	165
29,698	Aeries Technology, Inc., 10/20/2026(b)	671
12,221	Alpha Tau Medical, Ltd., 03/07/2027(b)	2,566
5,428	Alvotech SA , 06/15/2027(b)	15,253
15,030	Athena Technology Acquisition Corp. II , 10/17/2028(b)	228
50,000	Aura FAT Projects Acquisition Corp., 06/02/2027(b)	775
8,538	BigBear.ai Holdings, Inc., 12/31/2028(b)	1,345
70,160	Clean Energy Special Situations Corp., 04/12/2026(b)	716
40,000	DIH Holdings U.S., Inc., 02/07/2028(b)	1,600
16,893	ECD Automotive Design, Inc., 12/08/2027(b)	480
42,500	Freightos, Ltd., 01/23/2028(b)	3,936
7,095	Golden Arrow Merger Corp., 07/31/2026(b)	1,071
13,561	Hyzon Motors, Inc., 10/02/2025(b)	271
16,897	Integrated Rail and Resources Acquisition Corp., 11/12/2026(b)	845
35,000	Israel Acquisitions Corp., 02/28/2028(b)	1,719
15,764	Kernel Group Holdings, Inc., Class A, 01/31/2027(b)	2,056
8,781	Moringa Acquisition Corp., 02/10/2026(b)	606
12,000	New Horizon Aircraft, Ltd., 04/03/2028(b)	182
10,402	New Vista Acquisition Corp., 12/31/2027(b)	—	(f)
19,770	Newbury Street Acquisition Corp., 12/31/2027(b)	1,166
13,185	NorthView Acquisition Corp., 08/02/2027(b)	659
11,868	P3 Health Partners, Inc., 11/19/2026(b)	596
16,095	Pinstripes Holdings, Inc., 09/30/2028(b)	1,790
14,369	Pono Capital Two, Inc., 09/23/2027(b)	1,006
21,244	SatixFy Communications, Ltd., 10/26/2027(b)	40
4,289	Selina Hospitality PLC , 10/25/2027(b)	44
683	Solid Power, Inc., 12/08/2026(b)	105
10,263	Sonder Holdings, Inc., 01/31/2028(b)	105
28,900	Spree Acquisition Corp. 1, Ltd., 12/22/2028(b)(c)(d)	—
13,333	Target Global Acquisition I Corp., 12/31/2027(b)	1,120
8,978	Valuence Merger Corp. I , 03/01/2027(b)	341
6,000	Zooz Power, Ltd., 04/04/2029(b)	180

Portfolio of Investments (continued)	June 30, 2024 (Unaudited)

The SPAC and New Issue ETF

Shares/Units	Fair Value ($)

Warrants — 0.4% (continued)
Total Warrants (Cost $19,911)	41,637

Total Investments — 94.7% (Cost $11,007,858)	11,191,898
Other Assets in Excess of Liabilities — 5.3%	630,380
Net Assets — 100.0%	11,822,278

(a)	Represents less than 0.05%.
(b)	Non-income producing security.
(c)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2024. The total of all such securities represents 6.71% of the net assets of the Fund.
(d)	Security which is restricted to resale. The Fund's Advisor has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at June 30, 2024 was $793,702 which represented 6.71% of the total investments of the Fund.
(e)	Each unit represents one share and ½ warrant.
(f)	Amount less than $0.05.

The illiquid restricted securities held as of June 30, 2024 are identified below.

Security	Acquisition Date(g)	Acquisition Cost ($)	Shares or Units	Fair Value ($)	Percentage of Net Assets (%)
Clean Energy Special Situations Corp. - Founder Shares	8/12/2021	153,894	59,668	93,977	0.8
Clean Energy Special Situations Corp. - Private Placement Units	8/12/2021	45,000	19,889	31,325	0.3
Silver Spike Sponsor II LLC	4/23/2024	—	33,750	—	0.0
Spree Acquisition Corp. 1, Ltd.	3/7/2022	—	28,900	—	0.0
Spree Acquisition Corp. 1, Ltd.	1/24/2024	652,600	60,000	668,400	5.6

(g)	Acquisition date represents the initial purchase date of the security.